Investment Objectives and Goals - MRP SynthEquity(R) Nasdaq 100 ETF	Jul. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION MRP SynthEquity® Nasdaq 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MRP SynthEquity® Nasdaq 100 ETF (the “Fund”) seeks long-term capital appreciation.